COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Operating costs	$ 748.6	$ 675.5
Royalties	60.6	59.2
Depreciation expense	339.8	256.7
Cost of sales	$ 1,149.0	$ 991.4